As filed with the Securities and Exchange Commission on May 13, 2014

Securities Act Registration No. 333-133392

Investment Company Act Registration No. 811-21891

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[Ö]

Pre-Effective Amendment No. ___	[ ]

Post-Effective Amendment No.13	[Ö]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[Ö]

Amendment No. 14

CHESWOLD LANE FUNDS
(Exact Name of Registrant as Specified in Charter)

100 Front Street, Suite 960
West Conshohocken, Pennsylvania	19428
(Address of Principal Executive Offices)	(Zip Code)

Registrant's Telephone Number, including Area Code: (610) 940-5330

Colleen Quinn Scharpf

Cheswold Lane Asset Management, LLC

100 Front Street, Suite 960

West Conshohocken, PA 19428

(Name and Address of Agent for Service)

Copies to:

Todd Cipperman, Esq.

Cipperman & Company LLC

500 E. Swedesford Road, Suite 104

Wayne, PA 19087

It is proposed that this filing will become effective (check appropriate box):

[Ö] immediately upon filing pursuant to paragraph (b) of Rule 485

[ ] on (date) pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485

[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No.13 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of West Conshohocken, and State of Pennsylvania, on the 13th day of May, 2014.

CHESWOLD LANE FUNDS
(Registrant)
By:	/s/ Eric F. Scharpf
Eric F. Scharpf
President, Chief Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated:

Signature	Title	Date

/s/ Eric F. Scharpf	President, Chief Executive Officer and Trustee (Principal Executive Officer)	May 13, 2014
Eric F. Scharpf

/s/ Matthew H. Taylor	Executive Vice President, Chief Financial Officer and Treasurer (Principal Financial Officer)	May 13 , 2014
Matthew H. Taylor

/s/ George E. Boudreau*	Trustee	May 13 , 2014
George E. Boudreau

/s/ Stanley J. Koreyva, Jr.*	Trustee	May 13 , 2014
Stanley J. Koreyva, Jr.

/s/ Eugenie G. Logue*	Trustee	May 13 , 2014
Eugenie G. Logue

/s/ Michael M. Dewey *	Trustee	May 13, 2014
Michael M. Dewey

*By:	/s/ Eric F. Scharpf
Eric F. Scharpf
Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase